Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2018	549,524	3.82
Granted	482,500	4.06
Exercised	(3,125)	2.71
Forfeited	(15,500)	5.17
Balance – December 31, 2019	1,013,399	3.94
Granted	470,083	3.16
Exercised	(3,750)	2.69
Forfeited	(125,907)	4.65
Balance –December 31, 2020	1,353,825	3.70
Granted	960,224	4.87
Exercised	(118,039)	3.32
Forfeited	(254,247)	3.39
Balance – December 31, 2021	1,941,769	4.24

Schedule of fair value of stock options
	December 31, 2021	December 31, 2020	December 31, 2019
Risk-free interest rate	0.04% - 0.47%	0.26-0.37%	1.59%
Expected life of options	5.0 years	2.0 – 5.0 years	5.0 years
Expected dividend yield	Nil	Nil	Nil
Volatility	102% - 128%	79.44% - 87.79%	95.8%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)

March 17, 2022	13,063	13,063	5.22	0.46
May 18, 2022	5,750	5,750	5.72	0.63
September 14, 2022	74,156	74,156	4.46	0.95
June 6, 2023	14,063	10,889	5.70	1.68
September 4, 2023	12,813	7,455	2.97	1.93
April 2, 2024	106,875	106,875	2.52	2.51
June 27, 2024	6,250	6,250	2.56	2.74
September 27, 2024	300,000	131,250	4.53	2.99
October 22, 2024	12,500	7,345	4.03	3.06
July 24, 2025	242,095	31,178	2.98	3.82
July 31, 2025	166,116	166,116	2.98	3.82
August 10, 2025	12,500	4,840	3.00	3.86
November 19, 2025	15,364	4,186	4.59	3.14
June 1, 2026	56,816	-	7.04	4.72
June 29, 2026	329,500	-	5.65	4.72
August 19, 2026	573,908	-	4.20	3.95
	1,941,769	569,353	4.24	3.65

Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2018	1,468,538	3.64
Exercised	(154,990)	2.09
Expired	(347,732)	2.46
Issued	2,349,365	3.94
Balance – December 31, 2019	3,315,581	4.06
Exercised	(1,056,143)	1.85
Expired	(438,948)	3.33
Issued	872,532	4.85
Balance – December 31, 2020	2,692,622	3.61
Exercised	(1,088,713)	4.21
Expired	(492,461)	4.21
Issued	3,374,682	7.50
Balance – December 31, 2021	4,486,130	6.83

Schedule of assumptions in calculating the fair value of the warrants
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.25%	1.77%
Expected life of options	0.7 – 1.76 years	2.0 years
Expected dividend yield	Nil	Nil
Volatility	75%	107.14%
Weighted average fair value per warrant	$3.38	$0.64

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2022	1,665,008	7.50	0.05
March 17, 2022	350,000	4.80	0.21
July 17, 2022	172,531	4.71	0.55
November 17, 2022	611,250	4.89	0.78
January 20, 2026	1,687,341	7.50	4.06
	4,486,130	6.83	1.69